EMPLOYEE BENEFIT PLANS (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) item	Dec. 31, 2017 USD ($)
Defined Contribution Plan
Defined Contribution Plan 401(k) | $	$ 600,000	$ 700,000
Multiemployer Pension Plans
Number of multiemployer pension plans | item	55
Maximum amount of lump sum distributions when fund is in critical state | $	$ 5,000
Minimum
Multiemployer Pension Plans
Number of union multiemployer pension plans | item	150